TURNER FUNDS
                                  (THE "TRUST")

                         TURNER CONCENTRATED GROWTH FUND
                             TURNER CORE GROWTH FUND
                           TURNER EMERGING GROWTH FUND
                          TURNER LARGE CAP GROWTH FUND
                            TURNER MIDCAP GROWTH FUND
                           TURNER NEW ENTERPRISE FUND
                          TURNER SMALL CAP GROWTH FUND
                      TURNER INTERNATIONAL CORE GROWTH FUND
                            TURNER MIDCAP EQUITY FUND
                          TURNER SMALL CAP EQUITY FUND
                           TURNER LARGE CAP VALUE FUND

                        SUPPLEMENT DATED OCTOBER 16, 2007
   TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2007,
                                AS SUPPLEMENTED

The following information replaces the corresponding information in the SAI. Capitalized terms not defined herein have the meanings ascribed to them in the SAI.

The brokerage commissions paid by each Fund for the fiscal years ended September 30, 2004, 2005 and 2006 were as follows. The International Core Growth Fund and Midcap Equity Fund had not commenced operations as of September 30, 2006.:

------------------------------------- -------------------------------------------------------
                                        Total Dollar Amount of Brokerage Commissions Paid
                                      -------------------------------------------------------
                                      --------------- ------------------ --------------------
                                              2004               2005                2006
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Concentrated Growth Fund                    $816,982           $286,569             $179,446
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Core Growth Fund*                            $13,563            $47,408             $147,656
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Emerging Growth Fund                      $1,991,657           $998,959           $1,088,774
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Large Cap Growth Fund                       $437,952           $186,022             $100,895
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Midcap Growth Fund                        $4,857,212         $3,357,272           $2,468,267
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
New Enterprise Fund                         $346,963           $107,268             $116,887
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Small Cap Growth Fund                     $1,658,068         $1,215,877           $1,065,750
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Small Cap Equity Fund                       $258,861           $300,396             $302,652
------------------------------------- --------------- ------------------ --------------------
------------------------------------- --------------- ------------------ --------------------
Large Cap Value Fund**                      --               --                         $251
------------------------------------- --------------- ------------------ --------------------

* For the period October 1, 2001 to September 30, 2004, the brokerage commissions were paid by the Predecessor Fund to its distributor.
** Large Cap Value Fund commenced operations on October 10, 2005.

The commissions paid by the Concentrated Growth Fund, Emerging Growth Fund, Large Cap Growth Fund, Midcap Growth Fund, New Enterprise Fund and Small Cap Growth Fund decreased materially over the periods shown due principally to lower per transaction commission rates and decreasing portfolio turnover. The commissions paid by the Core Growth Fund increased materially over the periods shown due principally to growth of assets.